Discontinued Operations - Additional Information (Details) - Discontinued Operations $ in Thousands		12 Months Ended
	Nov. 25, 2019 OperatingSegment	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 GBP (£)
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Number of operations sold | OperatingSegment	2
Fair value of the consideration received			$ 50,752
Fair value of the consideration receivable			$ 1,175
Additional amount of fair value consideration received and receivable related to taxation		$ 3,380
Number of years the performance criteria transactions followed		3 years
Cash consideration receivable		$ 19,129		£ 11,000,000